Description of Organization and Business Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Description of Organization and Business Operations
Description of Organization and Business Operations

Note 1. Description of Organization and Business Operations

Liminatus Pharma, Inc. (the “Company”), a Delaware corporation, is a pre-clinical stage biopharmaceutical company developing novel, immune-modulating cancer therapies. The Company’s candidate, IBA101, is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Business Combination

On November 30, 2022, Iris Acquisition Corp, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Pharma Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”), entered into a business combination agreement (as amended, the “Business Combination Agreement”).

On March 4, 2025, Iris held a special meeting of stockholders. At the special meeting, Iris’s stockholders voted to approve the Business Combination and adopt the Business Combination Agreement, among other items. In connection with the special meeting, stockholders holding 59,844 Iris Class A Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of $702,359. The redemptions were settled on April 30, 2025 upon the consummation of the Business Combination.

On April 30, 2025 (the “Closing Date”), the Company consummated the business combination contemplated by the Business Combination Agreement, pursuant to which (a) Liminatus Merger Sub merged with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”), and in connection therewith the Company changed its name from “Iris Parent Holding Corp.” to “Liminatus Pharma, Inc.”

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A common stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Upon the consummation of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 501,000,000 shares, of which 500,000,000 were designated as common stock, $0.0001 par value per share, and 1,000,000 shares were designated as preferred stock, $0.0001 par value per share.

At the Closing Date, 7,014,633 shares of Iris Class A Shares automatically converted into shares of the Company’s common stock, on a one-for-one basis. Of the total 7,014,633 newly converted shares, 6,900,000 were issued to Iris Acquisition Holdings, LLC, the sponsor of Iris, and 114,633 were issued to Iris’ public stockholders in a noncash transaction.

At the Closing Date, the Company issued an aggregate of 1,500,000 shares of the Company’s common stock in a private placement (the “PIPE Shares”) for the total consideration of $15,000,000 (the “PIPE Financing”). The PIPE Financing consisted of a cash and non-cash component. Under the cash component, the Company received gross proceeds of $10,556,500, of which $7,129,500 came directly from the PIPE investor and $3,427,000 were funded indirectly by the PIPE investor, through promissory notes between Prophase Sciences, LLC, a related party of the Company, and Liminatus. At the Closing Date, the $3,427,000 in related party debts between Prophase Sciences, LLC and Liminatus was ultimately converted into shares as part of the PIPE Financing. As part of the PIPE Financing, the gross proceeds satisfied principal and accrued interest totaling $3,316,756, which was ultimately converted into shares as part of the PIPE Financing. The non-cash component of the PIPE Financing included the conversion of $4,443,500 in amounts borrowed from a consortium of related parties. The $4,443,500 borrowed from the related parties was used to fund an unsecured promissory note between Liminatus and Iris. At the Closing Date, the unsecured promissory note was settled and the $4,443,500 in related party debts were ultimately converted into shares of the Company in a noncash transaction.

At the Closing Date, 112,222,220 of Liminatus’ member units converted into 17,500,000 shares of the Company’s common stock. Of the 17,500,000 shares of common stock, 4,000,000 were issued to Feelux Co, Ltd. as part of an agreement between the Company, Feelux Co, Ltd. and Car-Tcellkor, Inc. As part of the agreement, the outstanding principal and accrued interest on the Feelux and Car-Tcellkor bonds, totaling $11,481,146, and 9,999,999 member units of Liminatus were converted into 4,000,000 shares of the Company’s common stock. The remaining Liminatus member units were converted based on a conversion ratio of 0.1559 shares per member unit.

Upon consummation of the Business Combination, the Company assumed a total of $10,694,604 in liabilities from Iris. The Company incurred $1,518,381 in transaction costs associated with the closing of the Business Combination. The Company converted a total of $14,797,901 of related party debt and accrued interest, $3,316,756 from the PIPE investor and $11,481,146 from Feelux and Car-Tcellkor (as described above) into common stock. Additionally, a total of $169,201 in accrued interest on related party debts that were converted, as discussed above, was eliminated upon consummation of the Business Combination.

In addition, at the Closing Date, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. At the Closing Date, the shares were not issued to the underwriter and the Company recorded as a liability with a fair value of $7,049,000. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

Liminatus was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Liminatus’ members prior to the Business Combination having a majority of the voting interests in the combined company, Liminatus’ ability to exert control over the majority of the board of directors of the combined company, Liminatus’ ability to maintain control of the board of directors on a go-forward basis, Liminatus’ senior management comprising the senior management of the combined company, and Liminatus’ operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Liminatus’ issuing stock for the net assets of Iris, accompanied by a recapitalization. The net assets of Iris were stated at fair value, with no goodwill or other intangible assets recorded.

Upon the consummation of the Business Combination, the Iris Class A Shares, Iris Units and Public Warrants ceased trading on the OTC Pink Marketplace, and the Common Stock and Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) under the trading symbols “LIMN” and “LIMNW,” respectively.

Notices from Nasdaq

On August 22, 2025, the Company received a notice from the Nasdaq Listing Qualifications Department indicating that the Company was no longer in compliance with Nasdaq Listing Rule 5250(c)(1) due to the delay in filing its Quarterly Report on Form 10-Q for the period ended June 30, 2025. The deficiency letter had no immediate effect on the listing of the Company’s common stock, and its common stock continued to trade on Nasdaq under the symbol “LIMN”. Under the Nasdaq rules, the Company had 60 calendar days, or until October 21, 2025, to submit a plan to regain compliance and if the plan was accepted, Nasdaq can grant an exception of up to 180 calendar days from the filing’s due date, or until February 16, 2026, to regain compliance. If the compliance plan was not accepted, the Company had the opportunity to appeal that decision to a Nasdaq Hearings Panel. On October 6, 2025, the Company filed its Form 10-Q for the period ended June 30, 2025 and the matter was closed.

On November 19, 2025, the Company received notices from the Nasdaq indicating that the Company was no longer in compliance with (i) Nasdaq Listing Rule 5450(b)(2)(A) due to its failure to maintain a minimum Market Value of Listed Securities (“MVLS”) of

$50,000,000 (the “MVLS Rule”), based upon a review of the Company’s MVLS for the last 30 consecutive business days and (ii) Nasdaq Listing Rule 5450(b)(2)(C) due to its failure to maintain a minimum Market Value of Publicly Held Shares (“MVPHS”) of $15,000,000 (the “MVPHS Rule”), based upon a review of the Company’s MVPHS for the last 30 consecutive business days. The Nasdaq staff noted that the Company also does not meet the requirements under Listing Rule 5450(b)(3)(A), which requires the Company to have total assets and total revenue of at least $50 million each for the most recently completed fiscal year or two of the three most recently completed fiscal years. Under the Nasdaq rules, the Company has 180 calendar days, or until May 18, 2026, to regain compliance with the MVLS Rule and MVPHS Rule. In the event the Company does not regain compliance with the MVLS Rule and MVPHS Rule prior to the expiration of the compliance period, it will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Nasdaq Hearings Panel. Alternatively, the Company may consider applying to transfer the Company’s securities to the Capital Market, provided it meets the Capital Market’s continued listing requirements. The Company is working diligently to regain compliance with Nasdaq’s listing rules. However, there can be no assurance that the Company will be able to regain compliance within the prescribed time period.

On January 15, 2026, the Company received a notice from Nasdaq indicating that, based upon the closing bid price for the last 30 consecutive business days, the Company was no longer in compliance with Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) which requires listed securities to maintain a minimum bid price of $1 per share. Under the Nasdaq rules, the Company has 180 calendar days, or until July 14, 2026, to regain compliance with the Bid Price Rule. In the event the Company does not regain compliance during the initial compliance period, the Company may be eligible for additional time to regain compliance with the Bid Price Rule. The Company is working diligently to regain compliance with Nasdaq’s listing rules. However, there can be no assurance that the Company will be able to regain compliance within the prescribed time period.

February 2026 Public Offering

On February 18, 2026, the Company closed a best efforts public offering for the sale of (i) 8,270,000 shares of common stock, (ii) 5,543,000 pre-funded warrants to purchase up to 5,543,000 shares of common stock and (iii) 13,813,000 common stock purchase warrants to purchase up to 20,719,500 shares of common stock, at a combined public offering price of $0.29 per share (or $0.2899 per pre-funded warrant) and accompanying warrant (the “Offering”), for aggregate net proceeds of approximately $3.44 million after deducting the estimated offering expenses, including the placement agent fees. Each pre-funded warrant has an exercise price of $0.0001 per share upon issuance for one share of common stock and will not expire prior to exercise. Each warrant has an exercise price of $0.29 per share, is exercisable upon issuance for one and a half shares of common stock, and will expire five years following the date of issuance. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting the common stock and the exercise price. Maxim Group LLC acted as the placement agent in connection with the Offering.

In connection with the Offering, on February 17, 2026, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain purchasers party thereto. Pursuant to the Purchase Agreement, the Company agreed not to issue, enter into any agreement to issue or announce the issuance or proposed issuance of any shares of common stock or any securities convertible into or exercisable or exchangeable for shares of common stock or file any registration statement or prospectus, or any amendment or supplement thereto for 180 days after the closing date of the Offering, subject to certain exceptions. The Company also agreed not to effect or enter into an agreement to effect any issuance of common stock or any securities convertible into or exercisable or exchangeable for shares of common stock involving a Variable Rate Transaction (as defined in the Purchase Agreement) until 180 days after the closing date of the Offering, subject to certain exceptions.

In connection with the Offering, on February 17, 2026, the Company entered into a placement agency agreement with Maxim Group LLC, as placement agent in connection with the Offering (the “Placement Agent”). The Company paid the Placement Agent a cash fee of 8.0% of the aggregate gross proceeds raised in the Offering. The Company also agreed to reimburse the Placement Agent for all reasonable out-of-pocket costs and expenses incurred in connection with the Offering in an aggregate amount up to $100,000. In addition, the Company issued to the Placement Agent warrants (the “Placement Agent Warrants”) to purchase 690,650 shares of common stock (representing 5.0% of the number of shares of common stock sold in the Offering). The Placement Agent Warrants are immediately exercisable at an exercise price of $0.319 (or 110% of the public offering price for the shares of common stock and common warrants offered in the Offering) and will expire on the fifth anniversary of the commencement of sales of the Offering.

Liquidity and Capital Resources

The Company is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for one year after the date that the condensed consolidated financial statements are issued.

Through March 31, 2026, the Company has funded its operations mainly through equity and debt financings, including the proceeds from the Mergers and the PIPE Financing and the Offering (as described below).

As of March 31, 2026, the Company had $1,907,674 of cash in its bank accounts. As of March 31, 2026 and December 31, 2025, there was $1,442,500 of related party debts, which are included in short-term debt, related parties in the accompanying unaudited condensed consolidated balance sheets (see Note 4).

The Company has an accumulated deficit of $39,995,447 as of March 31, 2026. The Company had a loss from operations and net loss of $1,100,898 and $1,123,714, respectively, for the three months ended March 31, 2026. The Company had a loss from operations and net loss of $264,220 and $327,526, respectively, for the three months ended March 31, 2025.

On February 18, 2026, the Company completed a “best efforts” public offering of (i) 8,270,000 shares of its common stock, (ii) 5,543,000 Pre-Funded Warrants to purchase up to 5,543,000 shares of common stock and (ii) 13,813,000 Common Stock Warrants to purchase up to 20,719,500 shares of common stock, at a combined public offering price of $0.29 per share (or $0.2899 per Pre-Funded Warrant) and accompanying warrant. In connection with the Offering, the Company received net proceeds of approximately $3.44 million, after deducting the estimated offering expenses payable by the Company, including the placement agent fees.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC 205-40, Presentation of Financial Statements—Going Concern, management has concluded that there is substantial doubt about its ability to continue as a going concern for one year after the date that the accompanying unaudited condensed consolidated financial statements are issued. The Company’s unaudited condensed consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Management’s plans relating to the above include raising additional cash through further equity and debt financings or other arrangements to fund operations. There can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued equity securities may contain senior rights and preferences compared to currently outstanding common stock. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to stockholders. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.

Note 1. Description of Organization and Business Operations

Liminatus Pharma, Inc. (the “Company”), a Delaware corporation, is a pre-clinical stage biopharmaceutical company developing novel, immune-modulating cancer therapies. The Company’s candidate IBA101, is a humanized anti CD47 monoclonal antibody. The next generation CD47 checkpoint inhibitor’s initial indication is expected to be patients with advanced solid cancers including non-small cell lung cancer.

The Company is subject to the uncertainty of whether the Company’s intellectual property will develop into successful commercial products.

Business Combination

On November 30, 2022, Iris Acquisition Corp, a Delaware corporation (“Iris”), the Company, Liminatus Pharma, LLC, a Delaware limited liability company (“Liminatus”), Liminatus Pharma Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“Liminatus Merger Sub”), and SPAC Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“SPAC Merger Sub”), entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”).

On March 4, 2025, Iris held a special meeting of stockholders. At the special meeting, Iris’s stockholders voted to approve the Business Combination and adopt the Business Combination Agreement, among other items. In connection with the special meeting, stockholders holding 59,844 Iris Class A Shares properly exercised their right to redeem their shares for cash at a redemption price of approximately $11.74 per share, subject to adjustment for taxes payable from the trust account, for an aggregate redemption amount of $702,359. The redemptions were settled on April 30, 2025 upon the consummation of the Business Combination.

On April 30, 2025 (the “Closing Date”), the Company consummated the business combination contemplated by the Business Combination Agreement, pursuant to which (a) Liminatus Merger Sub merged with and into Liminatus (the “Liminatus Merger”), with Liminatus surviving the Liminatus Merger as a direct wholly-owned subsidiary of the Company, and (b) simultaneously with the Liminatus Merger, SPAC Merger Sub merged with and into Iris (the “SPAC Merger” and, together with the Liminatus Merger, the “Mergers”), with Iris surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company (the transactions contemplated by the foregoing clauses (a) and (b) the “Business Combination”), and in connection therewith the Company changed its name from “Iris Parent Holding Corp.” to “Liminatus Pharma, Inc.”

Pursuant to the Business Combination Agreement, among other matters, at the effective time of the Business Combination (the “Effective Time”), (i) every issued and outstanding security issued by Iris during its initial public offering (each, an “Iris Unit”) was automatically separated and broken out into its constituent parts and the holder thereof was deemed to hold one share of Iris Class A common stock, par value $0.0001 per share (the “Iris Class A Shares”) and one-fourth of one redeemable warrant that was included as part of each Iris Unit (the “Public Warrants”), and such underlying constituent securities of Iris were converted in accordance with the applicable terms of the Business Combination Agreement, (ii) at the Effective Time, each issued and outstanding Iris Class A Share was converted automatically into and thereafter represent the right to receive one share of common stock, par value $0.0001 per share (“Common Stock”), of the Company, following which all Iris Class A Shares ceased to be outstanding and were automatically canceled and ceased to exist, (iii) at the Effective Time, each issued and outstanding Public Warrant immediately and automatically represented the right to purchase shares of Common Stock on the same terms and conditions as are set forth in the applicable warrant agreement, (iv) at the Effective Time, each issued and outstanding non-redeemable warrant of Iris that was issued by Iris in a private placement at the time of the consummation of its initial public offering, entitling the holder thereof to purchase one Iris Class A Share at $11.50 per share, except those issued to Cantor Fitzgerald & Co. (“Cantor”), were forfeited, and (v) the private placement warrants issued to Cantor immediately and automatically represented the right to purchase shares of Common Stock.

Upon the consummation of the Business Combination, the Company’s certificate of incorporation was amended and restated to, among other things, set the total number of authorized shares of capital to 501,000,000 shares, of which 500,000,000 were designated as common stock, $0.0001 par value per share, and 1,000,000 shares were designated as preferred stock, $0.0001 par value per share.

At the Closing Date, 7,014,633 shares of Iris Class A Shares automatically converted into shares of the Company’s common stock, on a one-for-one basis. Of the total 7,014,633 newly converted shares, 6,900,000 were issued to Iris Acquisition Holdings, LLC, the sponsor of Iris, and 114,633 were issued to Iris’ public stockholders in a noncash transaction.

At the Closing Date, the Company issued an aggregate of 1,500,000 shares of the Company’s common stock in a private placement (the “PIPE Shares”) for the total consideration of $15,000,000 (the “PIPE Financing”). The PIPE Financing consisted of a cash and non-cash component. Under the cash component, the Company received gross proceeds of $10,556,500, of which $7,129,500 came directly from the PIPE investor and $3,427,000 was funded indirectly by the PIPE investor, through promissory notes between Prophase Sciences, LLC, a related party of the Company, and Liminatus. At the Closing Date, the $3,427,000 in related party debts between Prophase Sciences, LLC and Liminatus was ultimately converted into shares as part of the PIPE Financing. As part of the PIPE Financing, the gross proceeds satisfied principal and accrued interest totaling $3,316,756, which was ultimately converted into shares as part of the PIPE Financing. The non-cash component of the PIPE Financing included the conversion of $4,443,500 in amounts borrowed from a consortium of related parties. The $4,443,500 borrowed from the related parties were used to fund an unsecured promissory note between Liminatus and Iris. At the Closing Date, the unsecured promissory note was settled and the $4,443,500 in related party debts were ultimately converted into shares of the Company in a noncash transaction.

At the Closing Date, 112,222,220 Liminatus’ member units converted into 17,500,000 shares of the Company’s common stock. Of the 17,500,000 shares of common stock, 4,000,000 were issued to Feelux Co, Ltd. as part of an agreement between the Company, Feelux Co, Ltd. and Car-Tcellkor, Inc. As part of the agreement, the outstanding principal and accrued interest on the Feelux and Car-Tcellkor bonds, totaling $11,481,146, and 9,999,999 member units of Liminatus were converted into 4,000,000 shares of the Company’s common stock. The remaining Liminatus member units were converted based on a conversion ratio of 0.1559 shares per member unit.

Upon consummation of the Business Combination, the Company assumed a total of $10,694,604 in liabilities from Iris. The Company incurred $1,518,381 in transaction costs associated with the closing of the Business Combination. The Company converted a total of $14,797,901 of related party debt and accrued interest, $3,316,755 from the PIPE investor and $11,481,146 from Feelux and Car-Tcellkor (as described above) into common stock. Additionally, a total of $169,201 in accrued interest on related party debts that were converted, as discussed above, was forgiven upon consummation of the Business Combination.

In addition, at the Closing Date, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. At the Closing Date, the shares were not issued to the underwriter and the Company recorded as a liability with a fair value of $7,049,000. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

Liminatus was deemed the accounting acquirer in the Business Combination based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) 805, Business Combinations (“ASC 805”). The determination was primarily based on Liminatus’ members prior to the Business Combination having a majority of the voting interests in the combined company, Liminatus’ ability to exert control over the majority of the board of directors of the combined company, Liminatus’ ability to maintain control of the board of directors on a go-forward basis, Liminatus’ senior management comprising the senior management of the combined company, and Liminatus’ operations prior to the Business Combination comprise the ongoing operations of the combined company. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Liminatus’ issuing stock for the net assets of Iris, accompanied by a recapitalization. The net assets of Iris were stated at fair value, with no goodwill or other intangible assets recorded.

Upon the consummation of the Business Combination, the Iris Class A Shares, Iris Units and Public Warrants ceased trading on the OTC Pink Marketplace, and the Common Stock and Public Warrants began trading on The Nasdaq Stock Market (“Nasdaq”) under the trading symbols “LIMN” and “LIMNW,” respectively, on May 1, 2025.

Nasdaq Notices

On August 22, 2025, the Company received a notice from the Nasdaq Listing Qualifications Department indicating that the Company was no longer in compliance with Nasdaq Listing Rule 5250(c)(1) due to the delay in filing its Quarterly Report on Form 10-Q for the period ended June 30, 2025. The deficiency letter had no immediate effect on the listing of the Company’s common stock, and its common stock continued to trade on Nasdaq under the symbol “LIMN”. Under the Nasdaq rules, the Company had 60 calendar days, or until October 21, 2025, to submit a plan to regain compliance and if the plan was accepted, Nasdaq can grant an exception of up to 180 calendar days from the filing’s due date, or until February 16, 2026, to regain compliance. If the compliance plan was not accepted, the Company had the opportunity to appeal that decision to a Nasdaq Hearings Panel. On October 6, 2025, the Company filed its Form 10-Q for the period ended June 30, 2025 and the matter was closed.

On November 19, 2025, the Company received notices from the Nasdaq Listing Qualifications Department of The Nasdaq Stock Market LLC indicating that the Company was no longer in compliance with (i) Nasdaq Listing Rule 5450(b)(2)(A) due to its failure to maintain a minimum Market Value of Listed Securities (MVLS) of $50,000,000 (the “MVLS Rule”), based upon a review of the Company’s MVLS for the last 30 consecutive business days and (ii) Nasdaq Listing Rule 5450(b)(2)(C) due to its failure to maintain a minimum Market Value of Publicly Held Shares (MVPHS) of $15,000,000 (the “MVPHS Rule”), based upon a review of the Company’s MVPHS for the last 30 consecutive business days. The Nasdaq staff noted that the Company also does not meet the requirements under Listing Rule 5450(b)(3)(A), which requires the Company to have total assets and total revenue of at least $50 million each for the most recently completed fiscal year or two of the three most recently completed fiscal years. Under the Nasdaq rules, the Company has 180 calendar days, or until May 18, 2026, to regain compliance with the MVLS Rule and MVPHS Rule. In the event the Company does not regain compliance with the MVLS Rule and MVPHS Rule prior to the expiration of the compliance period, it will receive written notification that its securities are subject to delisting. At that time, the Company may appeal the delisting determination to a Nasdaq Hearings Panel. Alternatively, the Company may consider applying to transfer the Company’s securities to the Capital Market, provided it meets the Capital Market’s continued listing requirements. The Company is working diligently to regain compliance with Nasdaq’s listing rules. However, there can be no assurance that the Company will be able to regain compliance within the prescribed time period.

On January 15, 2026, the Company received a notice from Nasdaq indicating that, based upon the closing bid price for the last 30 consecutive business days, the Company was no longer in compliance with Nasdaq Listing Rule 5450(a)(1) (the “Bid Price Rule”) which requires listed securities to maintain a minimum bid price of $1 per share. Under the Nasdaq rules, the Company has 180 calendar days, or until July 14, 2026, to regain compliance with the Bid Price Rule. In the event the Company does not regain compliance during the initial compliance period, the Company may be eligible for additional time to regain compliance with the Bid Price Rule. The Company is working diligently to regain compliance with Nasdaq’s listing rules. However, there can be no assurance that the Company will be able to regain compliance within the prescribed time period.

Liquidity and Capital Resources

The Company is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern for one year after the date that the consolidated financial statements are issued. Through December 31, 2025, the Company has funded its operations mainly through equity and debt financings, including the proceeds from the Mergers and the PIPE Financing.

As of December 31, 2025, the Company had $337,655 of cash in its bank accounts. As of December 31, 2025 and 2024, there was $1,442,500 and $19,973,000, respectively, of related party debts, which are included in Short-term debt, related parties in the accompanying consolidated balance sheets.

The Company has an accumulated deficit of $38,871,733 as of December 31, 2025. The Company had a loss from operations and net loss of $(2,967,812) and $(10,206,517), respectively, for the year ended December 31, 2025. The Company had a loss from operations and net loss of $(3,329,953) and $(3,546,309), respectively, for the year ended December 31, 2024.

On February 18, 2026, the Company completed a “best efforts” public offering of (i) 8,270,000 shares of its common stock, (ii) 5,543,000 pre-funded warrants to purchase up to 5,543,000 shares of common stock (the “Pre-Funded Warrants”) and (ii) 13,813,000 common stock purchase warrants to purchase up to 20,719,500 shares of common stock, at a combined public offering price of $0.29 per share (or $0.2899 per Pre-Funded Warrant) and accompanying warrant (the “Offering”). In connection with the Offering, the Company received net proceeds of approximately $3.46 million, after deducting the estimated offering expenses payable by the Company, including the placement agent fees.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board (“FASB”) ASC 205-40, Presentation of Financial Statements—Going Concern, management has concluded that there is substantial doubt about its ability to continue as a going concern for one year after the date that the accompanying consolidated financial statements are issued. The Company’s consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Management’s plans relating to the above include raising additional cash through further equity and debt financings or other arrangements to fund operations. There can be no assurance that the Company will be able to raise adequate capital under acceptable terms, if at all. The sale of additional equity may dilute existing members and newly issued equity securities may contain senior rights and preferences compared to currently outstanding common stock. Issued debt securities may contain covenants and limit the Company’s ability to pay dividends or make other distributions to stockholders. If the Company is unable to obtain such additional financing, future operations would need to be reevaluated.